Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows used in operating activities
Net loss from continuing operations	$ (3,023)	$ (3,198)	$ (4,120)
Items not affecting cash
Depreciation	20	16	21
Stock-based compensation	678	489	197
Loss from equity investee	215	237	119
Interest expense	287	279	279
Income tax (recovery) expense	(72)	(553)	160
Unrealized foreign exchange (gains) losses	(1,260)	324	(2,988)
Other	11	3	12
Cash flows used in operating activities before change in non-cash operating working capital	(3,144)	(2,403)	(6,320)
Change in non-cash operating working capital
(Increase) decrease in receivables and prepaid expenses	(351)	113	455
(Increase) decrease in other assets	(3)	7	(2)
Decrease in accounts payable and accruals	(102)	(949)	(265)
Deposit on metal credit obligation	0	(5,500)	0
Discontinued operations	604	(1,474)	(3,689)
Net Cash Used In Operating Activities	(2,996)	(10,206)	(9,821)
Cash flows (used in) from investing activities
Cash paid in connection with the Arrangement	(8,843)	0	0
Purchase of equipment	(100)	(6)	(16)
Proceeds from sale of equipment and other	0	40	0
Mineral property interests	0	0	(500)
Net Cash (Used In) Provided By Investing Activities	(8,943)	34	(516)
Cash flows from financing activities
Proceeds from issuance of capital stock - private placement	5,038	0	0
Proceeds from issuance of capital stock - stock options	199	53	41
Subscriptions received in advance	0	559	0
Net Cash Provided By Used In Financing Activities	5,237	612	41
Decrease in cash and cash equivalents	(6,702)	(9,560)	(10,296)
Cash and cash equivalents - beginning of year	13,262	22,657	33,388
Effect of exchange rate changes on cash	508	165	(435)
Cash and cash equivalents - end of year	$ 7,068	$ 13,262	$ 22,657